Loans, allowance for loan losses and credit quality - Counterparty rating (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	SFr 258,268	SFr 258,766	SFr 257,515	SFr 254,015
Value of collateral	234,031		233,100
Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	198,774		194,844
Value of collateral	185,289		180,276
Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57,411		60,418
Value of collateral	47,260		51,344
Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,083		2,253
Value of collateral	1,482		1,480
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	108,550	110,640	112,445	109,501
Corporate and institutional | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	66,573		67,011
Corporate and institutional | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,420		43,770
Corporate and institutional | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,557		1,664
Real estate
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,549		25,556
Real estate | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,607		19,594
Real estate | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,836		5,878
Real estate | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106		84
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	72,783		73,873
Commercial and industrial loans | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38,786		36,469
Commercial and industrial loans | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32,626		35,945
Commercial and industrial loans | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,371		1,459
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,941		11,689
Financial institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,966		9,695
Financial institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,901		1,887
Financial institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	74		107
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,277		1,327
Governments and public institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,214		1,253
Governments and public institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57		60
Governments and public institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6		14
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	149,718	SFr 148,126	145,070	144,514
Consumer | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	132,201		127,833
Consumer | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,991		16,648
Consumer | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	526		589
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	105,433		104,335
Mortgages | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	93,665		92,533
Mortgages | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,518		11,613
Mortgages | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	250		189
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,277		37,268
Loans collateralized by securities | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36,864		34,136
Loans collateralized by securities | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,298		2,916
Loans collateralized by securities | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115		216
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,008		3,467
Consumer finance | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,672		1,164
Consumer finance | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,175		2,119
Consumer finance | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	161		184
Bank
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	261,769		260,498	256,853
Value of collateral	234,064		233,135
Bank | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	202,287		197,839
Value of collateral	185,334		180,323
Bank | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57,411		60,418
Value of collateral	47,260		51,344
Bank | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,071		2,241
Value of collateral	1,470		1,468
Bank | Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	112,051		115,428	112,339
Bank | Corporate and institutional | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	70,086		70,006
Bank | Corporate and institutional | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,420		43,770
Bank | Corporate and institutional | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,545		1,652
Bank | Real estate
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,549		25,556
Bank | Real estate | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,607		19,594
Bank | Real estate | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,836		5,878
Bank | Real estate | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106		84
Bank | Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	73,029		73,893
Bank | Commercial and industrial loans | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39,044		36,501
Bank | Commercial and industrial loans | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32,626		35,945
Bank | Commercial and industrial loans | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,359		1,447
Bank | Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,196		14,652
Bank | Financial institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10,221		12,658
Bank | Financial institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,901		1,887
Bank | Financial institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	74		107
Bank | Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,277		1,327
Bank | Governments and public institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,214		1,253
Bank | Governments and public institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57		60
Bank | Governments and public institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6		14
Bank | Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	149,718		145,070	SFr 144,514
Bank | Consumer | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	132,201		127,833
Bank | Consumer | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,991		16,648
Bank | Consumer | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	526		589
Bank | Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	105,433		104,335
Bank | Mortgages | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	93,665		92,533
Bank | Mortgages | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,518		11,613
Bank | Mortgages | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	250		189
Bank | Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,277		37,268
Bank | Loans collateralized by securities | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36,864		34,136
Bank | Loans collateralized by securities | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,298		2,916
Bank | Loans collateralized by securities | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115		216
Bank | Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,008		3,467
Bank | Consumer finance | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,672		1,164
Bank | Consumer finance | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,175		2,119
Bank | Consumer finance | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	SFr 161		SFr 184